LONG SERVICE AWARDS ("LSA") PROVISIONS (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2024 USD ($)
LONG SERVICE AWARDS ("LSA") PROVISIONS
Long service award provisions	Rp 1,192	Rp 1,153		$ 74
Long service award expense	Rp 226	Rp 289	Rp 92